Income Taxes (Tables) - Coinshares International Limited [Member]	12 Months Ended
Dec. 31, 2025
Income Taxes (Tables) [Line Items]
Schedule of Components of Income Before Income Taxes

The components of income before income taxes are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Domestic (Jersey)	$114,833	$164,266	$69,856
Foreign	(112)	(883)	6,614
Income before income taxes	$114,721	$163,383	$76,470

Schedule of Income Tax Expense

The income tax expense is summarized as follows:

	For the Years Ended December 31,
	2025	2024	2023
Current Provision
Domestic	$377	$(6)	$61
Foreign	72	941	654
Total Current Provision	449	935	715

Deferred Provision
Domestic	—	—	—
Foreign	—	—	—
Total Deferred Provision	—	—	—

Total Provision for Income Taxes	$449	$935	$715

Schedule of Statutory Income Actual Tax Expense

A reconciliation of the statutory income tax expense to the Company’s actual tax expense for the years ended December 31, 2025, 2024, and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Statutory Income Tax expense	$—	$—	$—
Non-deductible Expenses	833	85	38
Non-taxable Income	(379)	(23)	(284)
Fixed Asset Capital Allowances	(3)	(27)	(19)
Other Differences	26	(480)	192
Difference in foreign tax rates	(291)	(48)	201
Change in Valuation Allowance	916	1,428	587
Tax Credits	(653)	—	—
Other	—	—	—
Tax Expense	$449	$935	$715

Schedule of Deferred Income Tax Assets (Liabilities)

The components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2025	2024
Deferred Tax Assets:
Unrealized Gains/Losses	$58	$298
Lease Liability	499	748
Net operating losses	3,667	2,618

Deferred Tax Assets	4,224	3,664
Less: Valuation allowance	(3,557)	(2,640)
Total Deferred Tax Assets	667	1,024

Deferred Tax Liabilities:
ROU Asset	(461)	(682)

Depreciation & Amortization	(67)	(46)
Unrealized Gains/Losses	(139)	(296)

Other
Total Deferred Tax Liabilities	(667)	(1,024)

Total Deferred Tax Assets/(Liabilities)	$—	$—